Shareholders' Equity	6 Months Ended
Jun. 30, 2026
Shareholders’ Equity [Abstract]
SHAREHOLDERS’ EQUITY

NOTE 6 – SHAREHOLDERS’ EQUITY:

Share capital

The following table presents the number of authorized and issued and outstanding shares as of each reporting date for each class of shares:

	June 30, 2026		December 31, 2025
	Authorized	Issued and Outstanding	Authorized	Issued and Outstanding
Ordinary shares	100,000,000	70,061,338	100,000,000	69,590,228
Total	100,000,000	70,061,338	100,000,000	69,590,228

As of June 30, 2026, there were 1,473,154 ordinary shares reserved for the equity incentive plan. The Company’s board of directors also approved the Plan for the purpose of selecting the capital gains tax track, under Section 102 of the Israeli Income Tax Ordinance, for options granted to the Company’s Israeli employees.

In May 2025, the Company issued 116,226 ordinary shares in connection with the asset acquisition of MDWEB LLC, originally completed in 2021. The shares were issued following the achievement of certain milestones in 2023, at which time the corresponding earn-out contingent liability was reclassified to equity.

On December 11, 2025, the Company received a letter from a shareholder detailing certain purported concerns and allegations relating to representations made during negotiations regarding a certain asset transaction. On April 19, 2026, the Company entered into a settlement agreement with that shareholder, pursuant to which the alleging shareholder, on its own behalf and on behalf of its shareholders, fully released the Company from any and all claims, including those mentioned in the shareholder’s letter, claims relating to the asset transaction, and claims relating to the Company’s relationship with the shareholder and its affiliates and shareholders. In return for the release, and without admission of any liability, the Company issued the shareholder 450,000 ordinary shares on May 1, 2026. As of December 31,2025, the Company has accrued an amount of $1,260 thousand in connection with the above- mentioned complaint. In the six months ended June 30, 2026, the Company recorded income of $482 thousand, due to the change in fair value of the accrual, which was included in other expenses (income), net in the consolidated statements of operations and comprehensive loss.

Share-based compensation

On February 5, 2026, the Company granted certain employees, service providers and officers a total of 1,026,235 restricted share units (“RSUs”) under two different vesting schedules:

940,706 RSUs vest as follows: 50% on the first anniversary and 50% on the second anniversary from the “Vesting Start Date” as defined in the grant agreement. Included in the awards are 250,002 RSUs that were granted to certain officers of the Company.

85,529 RSUs vest as follows: 25% on the first anniversary from the “Vesting Start Date” as defined in the grant agreement and remainder vest ratably over the following 12 quarters.

On June 23, 2026, the Company granted certain employees a total of 46,358 RSUs that vest as follows: 25% on the first anniversary from the “Vesting Start Date” as defined in the grant agreement; and the remainder vest ratably over the following 12 quarters.

The fair value of the above RSUs was approximately $2,410 thousand.